Significant Events - Additional Information (Detail) R$ in Millions		12 Months Ended
	Aug. 08, 2018 BRL (R$)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2019 BRL (R$)	Jun. 30, 2019 USD ($)	Aug. 08, 2018 USD ($)
Disclosure of significant events [line items]
Funding provided during the period		$ 303,000,000
Settlement claim			$ 3,503,000,000				$ 3,443,000,000
Income recognised from insurance settlements		$ 50,000,000
Samarco dam failure [member]
Disclosure of significant events [line items]
Percentage of charges recognised in Group's results		100.00%
Funding provided during the period		$ 96,000,000
Additional share of losses		96,000,000	80,000,000	$ 134,000,000
Provision before tax and after discounting in respect of its obligations under the Framework Agreement			1,285,000,000	1,057,000,000			1,914,000,000
Provision		586,000,000	429,000,000	$ 38,000,000
Utilisation of the Samarco dam failure provision		328,000,000	$ 285,000,000
Samarco dam failure [member] | Dam stabilisation and expert costs [member]
Disclosure of significant events [line items]
Utilisation of the Samarco dam failure provision		$ 15,000,000
Samarco dam failure [member] | State Prosecutors in Minas Gerais [member]
Disclosure of significant events [line items]
Settlement claim						R$ 7,500	2,000,000,000
Samarco dam failure [member] | State Prosecutors in Esprito Santo [member]
Disclosure of significant events [line items]
Settlement claim						2,000	520,000,000
Samarco dam failure [member] | Public defenders in Minas Gerais [member]
Disclosure of significant events [line items]
Settlement claim						10,000	2,600,000,000
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Settlement claim	R$ 155,000					155,000	40,000,000,000	$ 40,000,000,000
Samarco dam failure [member] | Preliminary Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Term of agreement	2 years
Preliminary agreement suspended amount						7,700	2,000,000,000
Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Term of agreement		15 years
Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment		50.00%	50.00%
Additional share of losses					$ 655,000,000
Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Commitments			$ 1,100,000,000				500,000,000
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian Social Contribution Levy [member]
Disclosure of significant events [line items]
Settlement claim						5,500	1,400,000,000
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian corporate income tax rate [member]
Disclosure of significant events [line items]
Settlement claim						4,300	1,100,000,000
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision before tax and after discounting in respect of its obligations under the Framework Agreement			200,000,000				200,000,000
BHP Billiton Brasil Ltda [member] | Samarco Germano dam decommissioning [member]
Disclosure of significant events [line items]
Provision		$ 263,000,000
Percentage of decommissioning cost		50.00%
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Preliminary Agreement [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement						2,200	575,000,000
Allocation period		30 months
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Preliminary Agreement [member] | Insurance bonds [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement						1,300	340,000,000
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Preliminary Agreement [member] | Liquid assets [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement						100	25,000,000
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Preliminary Agreement [member] | Charge over assets [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement						R$ 800	210,000,000
BHP Billiton Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision before tax and after discounting in respect of its obligations under the Framework Agreement			$ 1,300,000,000				1,700,000,000
Percentage of remaining costs expected to be incurred by December 2020		45.00%
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment		50.00%
Adjustment in joint venture investment
Funding provided during the period		$ 96,000,000
Additional share of losses		96,000,000
Dividends received		0
Profits available for distribution							0
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Undrawn amount		17,000,000
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Dam stabilisation and expert costs [member]
Disclosure of significant events [line items]
Utilisation of the Samarco dam failure provision		$ 15,000,000
BHP Billiton Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Short-term facility [member]
Disclosure of significant events [line items]
Commitments							$ 79,000,000